Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
CURRENT ASSETS
Cash and cash equivalents (Included $3,997, $17,493 and $37,387 in the consolidated VIE that can be used only to settle obligations of the consolidated VIE as of September 30, 2022, December 31, 2021 and 2020, respectively.)	$ 1,584,869	$ 2,597,848	$ 3,517,600
Accounts receivable	1,720		172,757
Amount due from related parties		7,004	3,235
Inventories	275,410	375,535	589,814
Prepaid taxes (Included $1,654, $1,357 and $11,330 in the consolidated VIE that can be used only to settle obligations of the consolidated VIE as of September 30, 2022, December 31, 2021 and 2020, respectively.)	322,438	636,218	1,104,495
Prepayments and deposits	170,732	295,517	296,370
Total Current Assets	2,355,169	3,912,122	5,684,271
OTHER ASSETS
Property and equipment, net	148,798	215,799	298,309
Intangible assets, net	2,052	3,660	5,826
Operating right-of-use assets	114,016	237,718	394,141
Investment in marketable securities	24,270	89,001	577,035
Investment in non-marketable securities	1,500	1,500	1,500
Deferred offering costs	449,201	264,735	249,525
Total other assets	739,837	812,413	1,526,336
TOTAL ASSETS	3,095,006	4,724,535	7,210,607
CURRENT LIABILITIES
Accounts payable	21,518	13,715
Accounts payable – related parties	19,155
Customer deposits	68,868	279,689	236,134
Operating lease liabilities	115,770	157,094	154,276
Other payables and accrued liabilities ($1,087, $1,548 and $1,904 are included in the consolidated VIE that are without recourse to the credit of Agape ATP Corporation as of September 30, 2022, December 31, 2021 and 2020, respectively.)	616,308	858,355	647,677
Other payable – related parties	3,816
Income tax payable	4,565	3,988
Amount due to a related party			455
Total Current Liabilities	850,000	1,312,841	1,038,542
NON-CURRENT LIABILITIES
Operating lease liabilities	429	83,484	241,488
Deferred tax liabilities		15,574	5,743
Total Non-current Liabilities	429	99,058	247,231
TOTAL LIABILITIES	850,429	1,411,899	1,285,773
STOCKHOLDERS’ EQUITY
Preferred stock, $0.0001 par value; 200,000,000 shares authorized; None issued and outstanding
Common Stock, par value $0.0001; 1,000,000,000 shares authorized, 75,452,012, 290,460,047 and 376,452,047 shares issued and outstanding as of September 30, 2022, December 31, 2021 and 2020, respectively.	7,545	29,046	37,645
Additional paid in capital	6,470,716	6,449,215	6,440,616
Accumulated deficit	(4,213,396)	(3,258,687)	(734,443)
Accumulated other comprehensive income	(30,997)	93,398	181,016
TOTAL AGAPE CORPORATION STOCKHOLDERS’ EQUITY	2,233,868	3,312,972	5,924,834
NON-CONTROLLING INTERESTS	10,709	(336)
TOTAL EQUITY	2,244,577	3,312,636	5,924,834
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	$ 3,095,006	$ 4,724,535	$ 7,210,607